Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property and Equipment
Schedule of movements in the carrying amount of property and equipment

			Transportation
			equipment,
			office
		Technical	equipment	Right of use
		equipment and	and other	assets - Office
In thousands of EUR	Buildings	machinery	equipment	and Warehouse	Total
Cost
Balance as of January 1, 2018	997	856	6,339	—	8,192
Additions	377	618	2,513	—	3,508
Disposals	(6)	(1)	(217)	—	(224)
Effect of translation	17	10	125	—	152
Reclassification	109	—	(94)	—	15
Balance as of December 31, 2018	1,494	1,483	8,666	—	11,643
Additions	1,111	1,011	3,536	3,650	9,308
Disposals	(85)	(135)	(503)	—	(723)
Effect of translation	106	49	265	93	513
Cancelation of leases	—	—	—	(229)	(229)
IFRS 16 adoption	—	4	(15)	10,546	10,535
Balance as of December 31, 2019	2,626	2,412	11,949	14,060	31,047
Accumulated depreciation
Balance as of January 1, 2018	(542)	(417)	(3,858)	—	(4,817)
Depreciation charge	(268)	(273)	(1,319)	—	(1,860)
Accumulated depreciation on disposals	1	—	151	—	152
Effect of translation	(16)	(6)	(66)	—	(88)
Reclassification	(39)	—	29	—	(10)
Balance as of December 31, 2018	(864)	(696)	(5,063)	—	(6,623)
Depreciation charge	(466)	(488)	(2,225)	(4,518)	(7,697)
Accumulated depreciation on disposals	57	99	458	—	614
Effect of translation	(56)	(23)	(142)	—	(221)
Cancelation of leases	—	—	—	223	223
Reclassification	—	—	85	6	91
Balance as of December 31, 2019	(1,329)	(1,108)	(6,887)	(4,289)	(13,613)
Carrying amount as of December 31, 2018	630	787	3,603	—	5,020
Carrying amount as of December 31, 2019	1,297	1,304	5,062	9,771	17,434